Significant Risks - Schedule of Total Purchase from the Vendor Accounted (Details) - Supplier Concentration Risk [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 2,991,376
Percentage of total purchase	56.00%	79.00%
Accounts payable		$ 244,380	$ 242,713
Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 5,276,729	$ 9,048,097
Percentage of total purchase			84.00%
Accounts payable
Vendor A [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 1,165,468
Percentage of total purchase	22.00%	29.00%
Accounts payable
Vendor A [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 1,942,365
Accounts payable
Vendor B [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 984,940
Percentage of total purchase	18.00%
Vendor B [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Vendor C [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 840,968
Percentage of total purchase	16.00%	19.00%
Accounts payable
Vendor C [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 1,240,184
Accounts payable
Vendor D [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Percentage of total purchase		18.00%
Accounts payable
Vendor D [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 1,209,550	$ 1,271,441
Percentage of total purchase			12.00%
Vendor E [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Percentage of total purchase		13.00%
Accounts payable		$ 244,380	$ 242,713
Vendor E [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 884,630	$ 7,776,656
Percentage of total purchase			72.00%